Short and Long-Term Obligations	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short and Long-Term Obligations
18. Short and Long-Term Obligations
Effective on July 20, 2020,
the Company
(i) paid in full
its
$80.0 million revolving credit facility under that certain Credit Agreement dated as of June 5, 2018 (the “2018 Credit Agreement”), by and among Surgalign Spine Technologies, Inc. (formerly known as RTI Surgical, Inc.), as a borrower, Pioneer Surgical Technology, Inc.,
a
wholly-owned subsidiary
of the Company
,
 as a borrower,
the other loan parties thereto as guarantors, JPMorgan Chase Bank, N.A., as lender (together with the various financial institutions as in the future may become parties thereto, the “JPM Lenders”) and as administrative agent for the JPM Lenders, as amended, (ii) terminated the 2018 Credit Agreement, (iii) paid in full its $100.0 million term loan and $30.0 million incremental term loan commitment under that certain Second Lien Credit Agreement, dated as of March 8, 2019 (the “2019 Credit Agreement”), by and among Surgalign Spine Technologies, Inc., as borrower, the lenders party thereto from time to time and Ares Capital Corporation, as administrative agent for the other lenders party thereto, as amended and (iv) terminated the 2019 Credit Agreement. Accordingly, the following short and long-term obligations are included in discontinued operations
, as discussed in Note 5:

	December 31,
	2019	2018
Ares Term L oan	$104,406	$—
JPM F acility	71,000	50,000
Less unamortized debt issuance costs	(1,229)	(927)

Total	174,177	49,073
Less current portion	174,177	—

Long-term portion	$—	$49,073

On June 5, 2018, the Company terminated its 2017 loan agreement with TD Bank, N.A. and First Tennessee Bank National Association. The 2017 loan agreement provided for a revolving credit facility in the aggregate principal amount of $42,500. Borrowings under the 2017 loan agreement had an interest rate per annum equal to monthly LIBOR plus a margin of up to 3.50%. The maturity date of the revolving credit facility was September 15, 2019.
On June 5, 2018, the Company, along with its wholly-owned subsidiary, Pioneer Surgical, entered into the 2018 Credit Agreement, as borrowers, with JP Morgan Chase Bank, N.A., as lender (together with the various financial institutions as in the future may become parties thereto, the “JPM Lenders”) and as administrative agent for the JPM Lenders. The 2018 Credit Agreement provides for a revolving credit facility in the aggregate principal amount of up to $100,000 (the “JPM Facility”) (subsequently reduced to $75,000, as described below). The Company and Pioneer Surgical will be able to, at their option, and subject to customary conditions and JPM Lender approval, request an increase to the JPM Facility in an amount not to exceed $50,000.
The JPM

Facility is guaranteed by the Company’s domestic subsidiaries and is secured by: (i) substantially all of the assets of the Company and Pioneer Surgical; (ii) substantially all of the assets of each of the Company’s domestic subsidiaries; and (iii)
65
% of the stock of the Company’s foreign subsidiaries.
The CBFR Loans will bear interest at a rate per annum equal to the monthly REVLIBOR30 Rate plus the CBFR Rate. The Company may elect to convert the interest rate for the Eurodollars Loans to a rate per annum equal to the adjusted LIBOR Rate plus the JPM Eurodollar Rate. For all subsequent borrowings, the Company may elect to apply either the CBFR Rate or JPM Eurodollar Rate. The applicable margin is subject to adjustment after the end of each fiscal quarter, based upon the Company’s average quarterly availability. The maturity date of the JPM Facility is June 5, 2023. The Company may make optional prepayments on the JPM Facility without penalty. The Company paid certain customary closing costs and bank fees upon entering into the 2018 Credit Agreement.
The Company is subject to certain affirmative and negative covenants, including (but not limited to), covenants limiting the Company’s ability to: incur certain additional indebtedness; create certain liens; enter into sale and leaseback transactions; and consolidate or merge with, or convey, transfer or lease all or substantially all of its assets to another person. The Company is required to maintain a minimum fixed charge coverage ratio of at least 1.00:1.00 (the “JPM Required Minimum Fixed Charge Coverage Ratio”) during either of the following periods (each, a “JPM Covenant Testing Period”): (i) a period beginning on a date that a default has occurred and is continuing under the loan documents entered into by the Company in conjunction with the 2018 Credit Agreement through the first date on which no default has occurred and is continuing; or (ii) a period beginning on a date that availability under the JPM Facility is less than the specified covenant testing threshold and continuing until availability under the JPM Facility is greater than or equal to the specified covenant testing threshold for thirty (30) consecutive days. The JPM Required Minimum Fixed Charge Coverage Ratio is measured on the last day of each calendar month during the JPM Covenant Testing Period (each a “JPM Calculation Date”), and is calculated using the minimum fixed charge coverage ratio for the twelve (12) consecutive months ending on each JPM Calculation Date. The amounts owed under the 2018 Credit Agreement may be accelerated upon the occurrence of certain events of default customary for facilities for similarly rated borrowers.
First Amendment to Credit Agreement and Joinder Agreement
On March 8, 2019, the Company entered into a First Amendment to Credit Agreement and Joinder Agreement dated as of March 8, 2019 (the “2019 First Amendment”), among the Company, Legacy RTI, as a borrower, Pioneer Surgical, as a borrower, the other loan parties thereto as guarantors, JP Morgan Chase Bank, N.A., as lender (together with the various financial institutions as in the future may become parties thereto) and as administrative agent for the JPM Lenders. The 2019 First Amendment amended the 2018 Credit Agreement by: (i) reducing the aggregate revolving commitments available to Legacy RTI and Pioneer Surgical from $100,000 to $75,000; (ii) joining the Company and Paradigm, and its domestic subsidiaries as guarantors and loan parties to the 2018 Credit Agreement; (iii) permitting the Ares Term Loan (as defined below); and (iv) making certain other changes to the 2018 Credit Agreement consistent with the foregoing including pro rata reductions to certain thresholds that were based on the aggregate commitments under the 2018 Credit Agreement.
Second Amendment to Credit Agreement and Joinder Agreement
The Company entered into a Second Amendment to Credit Agreement and Joinder Agreement dated as of December 9, 2019 (the “2019 Second Amendment”). The 2019 Second Amendment amended the 2018 Credit Agreement by increasing the aggregate revolving commitments available to Legacy RTI and Pioneer Surgical from $75,000 to $80,000.
At December 31, 2019, the interest rate for the JPM Facility was 3.69%. As of December 31, 2019, there was $71,000 outstanding on the JPM Facility and total remaining available credit on the JPM Facility was $9,000. The Company’s ability to access the JPM Facility is subject to and can be limited by the Company’s compliance with the Company’s financial and other covenants. The Company was in compliance with the financial covenants related to the JPM Facility as of December 31,
2019.
Second Lien Credit Agreement and Term Loan
On March 8, 2019, Legacy RTI entered into a Second Lien Credit Agreement dated as of March 8, 2019 (the “2019 Credit Agreement”), among Legacy RTI, as a borrower, the other loan parties thereto as guarantors (together with Legacy RTI, the “Ares Loan Parties”), Ares, as lender (together with the various financial institutions as in the future may become parties thereto, the “Ares Lenders”) and as administrative agent for the Ares Lenders. The 2019 Credit Agreement provides for a term loan in the principal amount of up to $100,000 (the “Ares Term Loan”). The Ares Term Loan was advanced in a single borrowing on March 8, 2019.
The Ares Term Loan is guaranteed by the Company and each of the Company’s domestic subsidiaries and is secured by: (i) substantially all of the assets of Legacy RTI; (ii) substantially all of the assets of the Company; (iii) substantially all of the assets of the Company’s domestic subsidiaries; and (iv) 65% of the stock of the Company’s foreign subsidiaries.
The Ares Term Loan will bear interest at a rate per annum equal to, at the option of Legacy RTI: (i) the monthly Base Rate plus an adjustable margin of up to 7.50% (the “Base Rate”); or (ii) the LIBOR plus an adjustable margin of up to 8.50% (the “Ares Eurodollar Rate”). Subject to customary notices, Legacy RTI may elect to convert the Ares Term Loan from Base Rate to Ares Eurodollar Rate or from Ares Eurodollar Rate to Base Rate. The applicable margin is subject to adjustment after the end of each fiscal quarter, based upon the Ares Loan Parties’ total net leverage ratio. At any time during the period commencing on March 8, 2019 and ending on March 8, 2021, if the Ares Loan Parties’ total net leverage ratio is greater than 5.75:1.00, Legacy RTI shall have the option (the “PIK Option”) to elect to pay 50% of the interest that will accrue in the subsequent quarterly period in kind by capitalizing it and adding such amount to the principal balance of the Ares Term Loan. If Legacy RTI exercises the PIK Option, the adjustable margin applicable to the Ares Term Loan shall be increased by 0.75%.

The maturity date of the Ares Term Loan is December 5, 2023. Legacy RTI may make optional prepayments on the Ares Term Loan, provided that any such optional prepayments made on or prior to March 8, 2022, shall be subject to a make whole premium or a prepayment price, as the case may be. Legacy RTI is required to make mandatory prepayments of the Ares Term Loan based on excess cash flow and the Ares Loan Parties’ total net leverage ratio, upon the incurrence of certain indebtedness not otherwise permitted under the 2019 Credit Agreement, upon consummation of certain dispositions, and upon the receipt of certain proceeds of casualty events. Legacy RTI was required to pay certain customary closing costs and bank fees upon entering into the 2019 Credit Agreement.
Legacy RTI is subject to certain affirmative and negative covenants, including (but not limited to), covenants limiting Legacy RTI’s ability to: incur certain additional indebtedness; create certain liens; enter into sale and leaseback transactions; and consolidate or merge with, or convey, transfer or lease all or substantially all of its assets to another person. During any period beginning on a date that either: (i) a default has occurred and is continuing under the loan documents entered into by Legacy RTI in conjunction with the Credit Agreement (the “Ares Loan Documents”); or (ii) availability under the Ares Term Loan is less than the specified covenant testing threshold, and continuing until either (a) no default has occurred and is continuing under the Ares Loan Documents or (b) availability under the Ares Term Loan is greater than or equal to the specified covenant testing threshold for thirty (30) consecutive days, respectively, (the “Ares Covenant Testing Period”) Legacy RTI is required to maintain a minimum fixed charge coverage ratio of at least 0.91:1.00 (the “Ares Required Minimum Fixed Charge Coverage Ratio”). The Ares Required Minimum Fixed Charge Coverage Ratio is measured on the last day of each calendar month during the Ares Covenant Testing Period (each a “Ares Calculation Date”), and is calculated using the minimum fixed charge coverage ratio for the twelve (12) consecutive months ending on each Ares Calculation Date. The Ares Loan Parties are required to maintain an initial total net leverage ratio of 9.00:1.00, which ratio steps down each fiscal quarter of Legacy RTI resulting in a requirement that the Ares Loan Parties maintain a total net leverage ratio of 3.50:1.00 for the fiscal quarter ending June 30, 2021, and each fiscal quarter ending thereafter.
The amounts

owed under the 2019 Credit Agreement may be accelerated upon the occurrence of certain events of default customary for facilities for similarly rated borrowers.
At December 31, 2019, the interest rate for the Ares Term Loan was 10.49%. The Company was in compliance with the financial covenants related to the Ares Term Loan as of December 31, 2019.
For the years ended December 31, 2019, 2018 and 2017, interest expense associated with the amortization of debt issuance costs was $524, $528 and $409, respectively, and is included in discontinued operations. Included in the year ended December 31, 2019, was $219 of accelerated amortization of debt issuance costs associated with the modification of the 2018 Credit Agreement. For the year ended December 31, 2019, the Company incurred total debt issuance cost of $826 and is included in discontinued operations.
As of December 31, 2019, the Company had approximately $5,608 of cash and cash equivalents and $9,000 of availability under its revolver agreement.
The Company’s Ares Term Loan and JPM Facility agreements both contain a leverage to EBITDA covenant, which as of December 31, 2019, required the Company to maintain a 5.0:1 leverage to trailing twelve-month adjusted EBITDA ratio. The debt agreement provides for an increase in the covenant ratio to 5.75:1 for each quarter end during 2020, then reduces to 5.25:1 for the quarters ending March 31, 2021 and June 30, 2021, with a final reduction to 3.50 for each quarter ending thereafter. The Company’s leverage ratio as of December 31, 2019 is approximately 4.96:1. If the Company is unable to execute on its acquisition integration plans or achieve its projected growth and cash flow targets, its available liquidity could be further limited, and its operations may lead to defaults under the borrowing agreements. See Note 1.
On April 9, 2020 and on May 8, 2020, the Company received waivers and consent agreements with respect to certain financial statement delivery requirements extending the due dates for delivering the required financial statements under the credit facilities. Further, Pursuant to two Consent Agreements, dated June 1, 2020, one with respect to the JPM Facility and one for the Ares

Term Loan
, each of JPM and Ares, respectively, agreed to extend the deadline for the delivery of the fiscal year end 2019 financial statements to June 8, 2020. Further, each of JPM and Ares also agreed to waive the requirement with respect to the going concern qualification.